CONVERTIBLE NOTES - BD1 Convertible Note - Additional Information (Details)				12 Months Ended
	Aug. 13, 2021 USD ($) $ / shares shares	Dec. 18, 2020 USD ($) debt_instrument $ / shares shares	Dec. 09, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Short Term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 10,000
Debt Conversion, Converted Instrument, Shares Issued			5,800,000		94,266
B D One Exchange Agreement | B D One Investment Holding L L C
Short Term Debt [Line Items]
Repurchase amount | $		$ 10,400,000
Debt instrument, maturity date		Dec. 18, 2025
Conversion price (in dollars per share) | $ / shares		$ 0.50
Debt Conversion, Converted Instrument, Shares Issued		21,000,000
B D One Exchange Agreement | B D One Investment Holding L L C | Unsecured Convertible Notes
Short Term Debt [Line Items]
Number of unsecured convertible notes | debt_instrument		2
Aggregate principal amount issued | $		$ 10,500,000		$ 9,900,000
Debt Conversion, Converted Instrument, Shares Issued				19,800,000
B D One Exchange Agreement | Nanyang Investment Management
Short Term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 0.50
Debt Conversion, Converted Instrument, Shares Issued	1,200,000
B D One Exchange Agreement | Nanyang Investment Management | Unsecured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount issued | $	$ 600,000
Debt instrument, maturity date	Dec. 18, 2025